AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 69.8%
Communication Services - 16.8%
Alphabet, Inc., Class C*	130,000	$151,165,300
Bollore SA (France)	96,514,569	262,291,195
Bollore SA, non-voting (France)*	561,131	1,812,699
Comcast Corp., Class A	1,200,000	41,256,000
Fox Corp., Class A	7,550,000	178,406,500
Fox Corp., Class B	3,100,000	70,928,000
News Corp., Class A	12,000,000	107,700,000
The Walt Disney Co.	1,850,000	178,710,000

Total Communication Services		992,269,694
Consumer Discretionary - 9.6%
Booking Holdings, Inc.*	117,500	158,075,100
Continental AG (Germany)	2,650,000	188,940,593
Macy's, Inc.[1]	25,500,000	125,205,000
Qurate Retail, Inc., Series A*	3,428,849	20,933,123
Ralph Lauren Corp.	404,000	26,999,320
Rinnai Corp. (Japan)	620,000	43,704,117
Stanley Electric Co., Ltd. (Japan)	165,435	3,247,271

Total Consumer Discretionary		567,104,524
Consumer Staples - 16.5%
Associated British Foods PLC (United Kingdom)	4,550,000	101,918,344
Beiersdorf AG, ADR (Germany)	4,305,280	87,009,709
The Coca-Cola Co.	3,000,000	132,750,000
Colgate-Palmolive Co.	1,100,000	72,996,000
Hengan International Group Co., Ltd. (China)	6,935,400	51,801,741
KT&G Corp. (South Korea)	500,000	30,613,641
PepsiCo, Inc.	1,600,000	192,160,000
The Procter & Gamble Co.	1,450,000	159,500,000
Sysco Corp.	3,200,000	146,016,000

Total Consumer Staples		974,765,435
Energy - 1.3%
ConocoPhillips	650,000	20,020,000
Exxon Mobil Corp.	600,000	22,782,000
Weatherford International PLC (Switzerland)*	5,443,901	32,391,211

Total Energy		75,193,211
Financials - 7.1%
The Bank of New York Mellon Corp.	2,300,000	77,464,000
First Hawaiian, Inc.	1,530,000	25,290,900
The Goldman Sachs Group, Inc.	180,000	27,826,200
State Street Corp.	2,000,000	106,540,000
U.S. Bancorp	2,800,000	96,460,000
	Shares	Value

Wells Fargo & Co.	3,050,000	$87,535,000

Total Financials		421,116,100
Health Care - 4.5%
Anthem, Inc.	300,000	68,112,000
Johnson & Johnson	1,500,000	196,695,000

Total Health Care		264,807,000
Industrials - 3.6%
Aggreko PLC (United Kingdom)	3,848,864	23,002,767
Brenntag AG (Germany)	3,600,000	130,795,798
GrafTech International, Ltd.	2,500,621	20,305,043
MSC Industrial Direct Co., Inc., Class A	693,055	38,097,233
Valmont Industries, Inc.	3,529	374,004

Total Industrials		212,574,845
Information Technology - 9.5%
Cisco Systems, Inc.	2,240,000	88,054,400
Cognizant Technology Solutions Corp., Class A	2,300,000	106,881,000
Corning, Inc.[1]	1,100,000	22,594,000
Infosys, Ltd., Sponsored ADR (India)[1]	1,265,000	10,385,650
Microsoft Corp.	1,200,000	189,252,000
Oracle Corp.	2,900,000	140,157,000

Total Information Technology		557,324,050
Materials - 0.9%
Huntsman Corp.	3,500,000	50,505,000

Total Common Stocks (Cost $4,185,494,022)		4,115,659,859

	Principal Amount
Corporate Bonds and Notes - 3.1%
Energy - 0.2%
W&T Offshore, Inc. 9.750%, 11/01/23[2]	$51,189,000	11,517,525
Financials - 0.9%
Service Properties Trust
4.350%, 10/01/24	34,183,000	25,091,900
4.500%, 06/15/23	4,800,000	3,605,673
4.500%, 03/15/25	7,623,000	5,572,618
4.650%, 03/15/24	17,154,000	12,562,944
5.250%, 02/15/26	8,900,000	6,374,570

Total Financials		53,207,705
Industrials - 2.0%
Macy's Retail Holdings, Inc. 3.625%, 06/01/24	2,223,000	1,471,911
Six Flags Entertainment Corp. 5.500%, 04/15/27[1,2]	17,835,000	15,025,988

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 2.0% (continued)
Weatherford International, Ltd. 11.000%, 12/01/24[1,2]	$166,485,000	$99,474,788

Total Industrials		115,972,687

Total Corporate Bonds and Notes (Cost $303,397,330)		180,697,917

	Shares
Preferred Stock - 9.2%
Information Technology - 9.2%
Samsung Electronics Co., Ltd., 2.150% (South Korea)	16,700,000	544,213,554

Total Preferred Stock (Cost $384,006,713)		544,213,554

	Principal Amount
Short-Term Investments - 17.2%
Joint Repurchase Agreements - 0.2%[3]
Cantor Fitzgerald Securities, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $1,795,491 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 05/01/20 - 02/20/70, totaling $1,831,400)	$1,795,490	1,795,490
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $2,190,087 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 11.000%, 04/15/20 - 01/01/59, totaling $2,233,887)	2,190,086	2,190,086
	Principal Amount	Value

JP Morgan Securities LLC, dated 03/31/20, due 04/01/20, 0.010% total to be received $855,656 (collateralized by a U.S. Treasury, 2.875%, 11/30/23, totaling $872,769)	$855,656	$855,656
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $2,190,087 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.125%, 07/15/20 - 02/20/50, totaling $2,233,888)	2,190,086	2,190,086
State of Wisconsin Investment Board, dated 03/31/20, due 04/01/20, 0.160% total to be received $2,190,096 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/01/20 - 09/09/49, totaling $2,239,234)	2,190,086	2,190,086

Total Joint Repurchase Agreements		9,221,404

	Shares
Other Investment Companies - 17.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[4]	291,483,070	291,483,070
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[4]	711,605,310	711,605,310

Total Other Investment Companies		1,003,088,380

Total Short-Term Investments (Cost $1,012,309,784)		1,012,309,784
Total Investments - 99.3% (Cost $5,885,207,849)		5,852,881,114
Other Assets, less Liabilities - 0.7%		42,996,824
Net Assets - 100.0%		$5,895,877,938

*	Non-income producing security.
[1]	Some of these securities, amounting to $23,129,862 or 0.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $126,018,301 or 2.1% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$728,165,800	$264,103,894	—	$992,269,694
Consumer Staples	790,431,709	184,333,726	—	974,765,435
Consumer Discretionary	331,212,543	235,891,981	—	567,104,524
Information Technology	557,324,050	—	—	557,324,050
Financials	421,116,100	—	—	421,116,100
Health Care	264,807,000	—	—	264,807,000
Industrials	58,776,280	153,798,565	—	212,574,845
Energy	75,193,211	—	—	75,193,211
Materials	50,505,000	—	—	50,505,000
Corporate Bonds and Notes†	—	180,697,917	—	180,697,917
Preferred Stock†	—	544,213,554	—	544,213,554
Short-Term Investments
Joint Repurchase Agreements	—	9,221,404	—	9,221,404
Other Investment Companies	1,003,088,380	—	—	1,003,088,380
Total Investments in Securities	$4,280,620,073	$1,572,261,041	—	$5,852,881,114

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2020, was as follows:
Country	% of Long-Term Investments
China	1.1
France	5.4
Germany	8.4
India	0.2
Japan	1.0
South Korea	11.9
Switzerland	0.7
United Kingdom	2.6
United States	68.7
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$23,129,862	$9,221,404	$15,136,669	$24,358,073
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.500%	04/07/20-08/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.